Risk Management - Credit quality of off balancesheet items (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [Line Items]
Off balance accounts		₩ 140,622,493	₩ 130,093,656
Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	13,793,301	11,921,586
Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts		126,829,192	118,172,070
Stage 2 | Above appropriate credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	2,239,572	1,664,808
Stage 2 | Above appropriate credit rating | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	73,192	25,826
Stage 2 | Above appropriate credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	2,166,380	1,638,982
Stage 2 | Less than a limited credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	537,714	998,200
Stage 2 | Less than a limited credit rating | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	40,890	245,061
Stage 2 | Less than a limited credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	496,824	753,139
Stage 1 | Above appropriate credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	133,139,518	123,960,012
Stage 1 | Above appropriate credit rating | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	12,515,536	10,790,470
Stage 1 | Above appropriate credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	120,623,982	113,169,542
Stage 1 | Less than a limited credit rating
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	4,662,284	3,457,170
Stage 1 | Less than a limited credit rating | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	1,150,185	846,997
Stage 1 | Less than a limited credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	3,512,099	2,610,173
Stage 3
Disclosure of credit risk exposure [Line Items]
Off balance accounts		43,405	13,466
Stage 3 | Payment Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts		13,498	13,232
Stage 3 | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts		₩ 29,907	₩ 234

[1]	As of December 31, 2022 and 2023, the financial guarantee amount of 3,095,091 million Won and 3,661,656 million Won are included, respectively.
[2]	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
[3]	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.